Annual Fund Operating Expenses - Voya Target Retirement 2070 Fund	May 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	October 1, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.16%	[2]
Expenses (as a percentage of Assets)	0.59%	[3]
Fee Waiver or Reimbursement	0.00%	[4]
Net Expenses (as a percentage of Assets)	0.59%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.16%	[2]
Expenses (as a percentage of Assets)	0.34%	[3]
Fee Waiver or Reimbursement	0.00%	[4]
Net Expenses (as a percentage of Assets)	0.34%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.16%	[2]
Expenses (as a percentage of Assets)	0.84%	[3]
Fee Waiver or Reimbursement	0.00%	[4]
Net Expenses (as a percentage of Assets)	0.84%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.18%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.16%	[2]
Expenses (as a percentage of Assets)	0.34%	[3]
Fee Waiver or Reimbursement	(0.09%)	[4]
Net Expenses (as a percentage of Assets)	0.25%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund fees and expenses are based on estimated amounts for the current fiscal year.
[3]	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	Voya Investments, LLC (the “Investment Adviser”) is contractually obligated to limit expenses to 0.65%, 0.40%, 0.90%, and 0.25% for Class A, Class I, Class R, and Class R6 shares, respectively, through October 1, 2026. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the Investment Adviser within 36 months of the waiver or reimbursement. The amount of the recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time of the waiver or reimbursement; or (ii) the expense limitation in effect at the time of recoupment. Termination or modification of this obligation requires approval by the Fund’s Board of Trustees (the “Board”).